CMA


CMA NEW YORK
MUNICIPAL MONEY FUND


Semi-Annual Report

September 30, 1999



MERRILL LYNCH BULL LOGO


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.






CMA New York
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011


Printed on post-consumer recycled paper


TO OUR SHAREHOLDERS:

For the six-month period ended September 30, 1999, CMA New York
Municipal Money Fund paid shareholders a net annualized yield of 2.64%*. As of September 30, 1999, the Fund's 7-day yield was 3.05%.

Economic Environment
During the six-month period ended September 30, 1999, the New York state economy continued to show solid growth led by increases in retail sales, a turnaround in manufacturing growth and a continued robust housing market. This strong economic performance was led by high consumer confidence levels and continued personal income gains. The powerful stock market gains in the first half of 1999, which drove consumer spending, have tempered somewhat. During the three months ended September 30, 1999, the Federal Reserve Board increased short-term borrowing rates twice in order to preserve the eight-year old economic expansion and the currently benign inflationary environment. The Federal Reserve Board's two tightening moves, as well the possibility of future interest rate moves, are likely to moderate growth in the months ahead.

New York state's seasonally adjusted unemployment rate stands at 5.1% as of August 1999. The state's borrowing costs remain high because of continued high debt issuance and low (though improving) ratings. New York state has the fourth-largest debt burden in the nation. The state ended fiscal year 1999 with a cash basis general fund balance of $892 million. Total general fund receipts were $36.7 billion, up 6.3% over fiscal year 1998. The state will end fiscal year 1999 with an expected general fund surplus of approximately $2 billion. This surplus was derived primarily from higher-than-anticipated receipts, including an 8.5% increase in the state's personal income tax receipts and lower spending on welfare, Medicaid and other entitlement programs. The state continues to pass structurally unbalanced budgets, and deficits will be seen again in fiscal year 2001 and beyond unless realistic fiscal planning takes place.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Investment Strategy
During the six-month period ended September 30, 1999, new issuance of short-term New York debt totaled $3.58 billion, an increase of approximately 13% from the $311.4 billion issued in the six-month period ended March 31, 1999. During the period, net assets of CMA New York Municipal Money Fund ranged from $1.7 billion to $1.8 billion, closing the period at approximately $1.7 billion.

We maintained a neutral investment strategy during the six-month period, with a greater weighting in variable rate demand product and tax-exempt commercial paper. We adopted this position since strong domestic economic growth and stabilization in world financial markets could cause the Federal Reserve Board to rethink its accommodative monetary policy and start to push interest rates higher. During the period, the average portfolio maturity ranged from 25 days to 57 days, closing the period at 48 days. This positioning enhanced performance considerably as the domestic economy remained robust and inflationary concerns once again resurfaced, causing interest rates to climb. We plan to continue to maintain a relatively neutral maturity stance in the months ahead, until we can gauge whether economic growth will moderate and inflation will remain benign.


In Conclusion
We thank you for your support of CMA New York Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Edward J. Andrews)
Edward J. Andrews
Vice President and Portfolio Manager


November 4, 1999




CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999                                                     (IN THOUSANDS)
                      Face                                                                                     Value
State                Amount                            Issue                                                 (Note 1a)
New York--          $11,000   Albany, New York, City School District, GO, TAN, 3.50% due 10/15/1999           $   11,001
99.4%                 1,019   Albany, New York, Housing Authority, Private Act Revenue Bonds (Historic
                              Bleeker Terrace), FLOATS, 3.65% due 3/01/2015 (f)                                    1,019
                      2,500   Albany, New York, IDA, IDR, Refunding (Albany Ventures Inc. Project), VRDN,
                              3.85% due 12/29/2010 (f)                                                             2,500
                     10,000   Albion, New York, Central School District, GO, BAN, 3.625% due 6/08/2000            10,027
                              Brentwood, New York, Unified Free School District, GO, TAN:
                      8,000       3.875% due 6/30/2000                                                             8,025
                      8,000       4% due 6/30/2000                                                                 8,033
                      2,300   Buffalo, New York, GO, BAN, Series A, 3.50% due 2/24/2000                            2,305
                      5,000   Carmel, New York, Central School District, GO, TAN, 3.375% due 10/29/1999            5,001
                      3,265   Carmel, New York, GO, BAN, 4% due 6/30/2000                                          3,274
                      5,000   Courtland, New York, City School District, GO, RAN, 4% due 6/30/2000                 5,018
                              Eagle Tax-Exempt Trust, New York, VRDN (f):
                      7,995       Series 1994-C4, 3.80% due 8/01/2003                                              7,995
                     29,700       Series 943201, 3.80% due 4/01/2034                                              29,700
                     20,880       Series 953201, 3.80% due 8/15/2024                                              20,880
                     32,975       Series 96C3201, 3.80% due 7/01/2016                                             32,975
                     24,500       Series 983201, 3.80% due 4/01/2017                                              24,500
                      1,000   East Hampton, New York, Unified Free School District, GO, TAN, 4% due
                              6/29/2000                                                                            1,003
                     16,000   Farmingdale, New York, Unified Free School District, GO, TAN, 4% due 6/29/2000      16,051
                     10,000   Gainesville, New York, Letchworth Central School District, GO, BAN, 3.75% due
                              11/04/1999 (g)                                                                      10,006
                      4,098   Harrisville, New York, Central School District, GO, BAN, 3.75% due 3/24/2000         4,105
                     10,000   Holbrook, New York, Sachem Central School District, GO, TAN, 4% due
                              6/29/2000                                                                           10,033
                      2,630   Horseheads, New York, Central School District, GO, BAN, 3.625% due 1/20/2000         2,634
                      9,975   Jamestown, New York, City School District, GO, BAN, 3.50% due 4/12/2000              9,993
                     19,100   Lindenhurst, New York, Unified Free School Distict, GO, TAN, 4% due 6/29/2000       19,174
                              Long Island Power Authority, New York, Electric System Revenue Bonds:
                      6,500       CP, Sub-Series 4, Series 4, 3.50% due 10/06/1999                                 6,500
                     12,900       CP, Sub-Series 4, Series 4, 3.35% due 10/13/1999                                12,900
                      5,000       CP, Sub-Series 4, Series 4, 3.50% due 10/20/1999                                 5,000
                      5,700       CP, Sub-Series 4, Series 4, 3.40% due 1/26/2000                                  5,700
                        850       VRDN, Sub-Series 7, 3.80% due 4/01/2025 (e)(f)                                     850
                              Long Island Power Authority, New York, Electric System, Revenue Refunding
                              Bonds:
                     10,000       4.25% due 4/01/2000                                                             10,041
                     18,595       Series A, 4.50% due 12/01/1999                                                  18,633


Portfolio Abbreviations for CMA New York Municipal Money Fund

AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
RAN        Revenue Anticipation Notes
TAN        Tax Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)                                         (IN THOUSANDS)
                      Face                                                                                     Value
State                Amount                            Issue                                                 (Note 1a)
New York                      Metropolitan Transportation Authority, New York, Transit Facilities
(continued)                   Revenue Bonds, CP, Series 1:
                    $30,000       3.25% due 10/13/1999                                                        $   30,000
                     20,000       3.45% due 2/09/2000                                                             20,000
                      7,700       Sub-Series 1998, 3.50% due 1/27/2000                                             7,700
                     22,000       Sub-Series 1998, 3.60% due 3/07/2000                                            22,000
                      5,000       Sub Series B, 3.50% due 1/25/2000                                                5,000
                      6,900       Sub-Series B, 3.45% due 2/10/2000                                                6,900
                              Monroe County, New York, GO, Public Improvement:
                        425       6% due 3/01/2000 (e)(g)                                                            430
                      4,015       Refunding, 4.25% due 6/01/2000                                                   4,043
                      2,755   Monroe County, New York, IDA, Revenue Bonds (Coopervision Project),
                              VRDN, 4% due 1/01/2012 (f)                                                           2,755
                     10,000   Municipal Securities Trust Certificates, Revenue Refunding Bonds
                              (Triborough Board), VRDN, Series 1998-63, Class A, 3.78% due 1/01/2005 (f)          10,000
                              New York City, New York, City Housing Development Corporation, M/F Rental
                              Housing Revenue Bonds, VRDN, Series A (c)(f):
                     54,600       (Monterey), 3.60% due 11/15/2019                                                54,600
                      1,500       (Tribeca Towers), AMT, 3.65% due 11/15/2019                                      1,500
                     26,550       (West 43rd Street Development), AMT, 3.75% due 4/15/2029                        26,550
                              New York City, New York, City Municipal Water Finance Authority, CP:
                     15,000       Series 1, 3.40% due 10/01/1999                                                  15,000
                      7,500       Series 3, 3.40% due 10/07/1999                                                   7,500
                      2,100       Series 3, 3.35% due 10/13/1999                                                   2,100
                      8,600       Series 3, 3.70% due 10/21/1999                                                   8,600
                     21,300       Series 3, 3.65% due 10/27/1999                                                  21,300
                      9,100       Series 4, 3.40% due 10/07/1999                                                   9,100
                     20,100       Series 4, 3.70% due 10/21/1999                                                  20,100
                     25,000       Series 5A, 3.35% due 10/07/1999                                                 25,000
                      8,150   New York City, New York, City Municipal Water Finance Authority, Water and
                              Sewer System Revenue Bonds, VRDN, Series C, 3.95% due 6/15/2022 (b)(f)               8,150
                     41,530   New York City, New York, City Municipal Water Finance Authority, Water and
                              Sewer System, Revenue Refunding Bonds, MSTR, VRDN, Series SGB-27, 3.83% due
                              6/15/2024 (d)(f)                                                                    41,530
                              New York City, New York, City Transitional Finance Authority Revenue Bonds,
                              Future Tax Secured, VRDN (f):
                      1,200       Series A-1, 3.50% due 11/15/2028                                                 1,200
                      6,900       Series A-2, 3.75% due 11/15/2021                                                 6,900
                     20,000       Series A-2, 3.75% due 11/15/2027                                                20,000
                      6,900   New York City, New York, City Trust Cultural Resource Revenue Bonds
                              (American Museum of Natural History), Series B, 3.70% due 7/01/2000 (a)              6,900
                              New York City, New York, GO:
                      2,600       CP, 3.40% due 10/13/1999                                                         2,600
                      5,000       MSTR, VRDN, Series SGB-36, 3.80% due 6/01/2022 (a)(f)                            5,000




CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)                                         (IN THOUSANDS)
                      Face                                                                                     Value
State                Amount                            Issue                                                 (Note 1a)
New York                      New York City, New York, GO, Refunding, CP, Series H:
(continued)         $ 8,300       Sub-Series H-2, 3.35% due 10/12/1999                                        $    8,300
                     26,000       Sub-Series H-2, 3.40% due 10/13/1999                                            26,000
                      4,500       Sub-Series H-3, 3.50% due 10/06/1999 (d)                                         4,500
                     12,900       Sub-Series H-4, 3.35% due 10/12/1999                                            12,900
                      5,000       Sub-Series H-4, 3.50% due 1/26/2000                                              5,000
                      5,600       Sub-Series H-5, 3.50% due 1/26/2000 (e)                                          5,600
                     24,100       Sub-Series H-6, 3.35% due 10/12/1999                                            24,100
                      3,000       Sub-Series H-6, 3.40% due 10/13/1999                                             3,000
                              New York City, New York, GO, VRDN (f):
                      3,400       Refunding, Sub-Series E-5, 4.05% due 8/01/2009                                   3,400
                      2,350       Refunding, Sub-Series E-5, 4.05% due 8/01/2015                                   2,350
                      2,500       Refunding, Sub-Series E-5, 4.05% due 8/01/2016                                   2,500
                      2,000       Refunding, Sub-Series E-6, 4.05% due 8/01/2019 (b)                               2,000
                        700       Series B, Sub-Series B-3, 3.95% due 8/15/2004 (e)                                  700
                        600       Series B, Sub-Series B-7, 3.95% due 8/15/2018 (a)                                  600
                        532       Series B-2, Sub-Series B-5, 3.95% due 8/15/2009 (e)                                532
                      1,990       Sub-Series A-6, 3.70% due 8/01/2019                                              1,990
                      7,400       Sub-Series A-7, 4.05% due 8/01/2020                                              7,400
                        300       Sub-Series A-8, 3.95% due 8/01/2018                                                300
                      2,195       Sub-Series A-9, 3.70% due 8/01/2018                                              2,195
                     32,400   New York City, New York, Housing Development Corporation, M/F Mortgage
                              Revenue Bonds (West 89th Street), VRDN, AMT, Series A, 3.80% due
                              12/01/2029 (f)                                                                      32,400
                     29,100   New York City, New York, Housing Development Corporation, M/F Rental
                              Housing Revenue Bonds (Carnegie Park), VRDN, Series A, 3.60% due
                              11/15/2019 (c)(f)                                                                   29,100
                     34,500   New York City, New York, Housing Development Corporation, Residential
                              Mortgage Revenue Bonds (East 17th Street), VRDN, Series A, 3.90% due
                              1/01/2023 (f)                                                                       34,500
                      1,500   New York City, New York, IDA, IDR, VRDN, AMT, Series K, 3.75% due
                              11/01/2010 (f)                                                                       1,500
                              New York City, New York, Municipal Water Finance Authority, Water and Sewer
                              System Revenue Bonds, MSTR, VRDN (e)(f):
                     44,100       Series SGB-25, 3.83% due 6/15/2023                                              44,100
                     41,400       Series SGB-26, 3.83% due 6/15/2029                                              41,400
                      4,100   New York State Dormitory Authority Revenue Bonds (Memorial Sloan Kettering),
                              VRDN, Series D, 3.70% due 7/01/2019 (f)                                              4,100
                              New York State Dormitory Authority, Revenue Refunding Bonds (Memorial
                              Sloan Kettering), VRDN (f):
                     46,180       Series A, 3.95% due 7/01/2019                                                   46,180
                     25,400       Series B, 3.95% due 7/01/2019                                                   25,400
                              New York State Dormitory Authority, Revenue Refunding Bonds:
                      4,570       (New York Foundling Charitable Company), VRDN, 3.60% due 7/01/2012 (a)(f)        4,570
                     10,590       (State University Educational Project), Series B, 7.25% due 5/15/2000 (h)       11,062




CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)                                         (IN THOUSANDS)
                      Face                                                                                     Value
State                Amount                            Issue                                                 (Note 1a)
New York            $ 6,880   New York State Energy Research and Development Authority, Electric Facilities
(continued)                   Revenue Bonds (Long Island Lighting Company), VRDN, AMT, Series A, 3.70%
                              due 12/01/2027 (f)                                                              $    6,880
                              New York State Energy Research and Development Authority, PCR, VRDN (f):
                        900       (Niagara Mohawk Power Corporation Project), AMT, 4% due 12/01/2023                 900
                     30,200       (Niagara Mohawk Power Corporation Project), AMT, Series B, 4% due
                                  7/01/2027                                                                       30,200
                     24,700       Refunding (New York State Electric and Gas), Series B, 4% due 2/01/2029         24,700
                      5,000       Refunding (New York State Electric and Gas), Series D, 3.95% due 10/01/2029      5,000
                     27,600   New York State Environmental Facilities Corporation Revenue Bonds (Equity
                              Huntington Project), VRDN, AMT, 4% due 11/01/2014 (f)                               27,600
                     19,000   New York State Environmental Facilites Corporation, Sewer and Solid Waste
                              Disposal Revenue Bonds (General Electric Company Project), CP, AMT,
                              Series A, 3.90% due 10/07/1999                                                      19,000
                     16,600   New York State Environmental Facilities Corporation, Solid Waste Disposal
                              Revenue Bonds (General Electric Company Project), CP, AMT, Series A, 3.90%
                              due 10/07/1999                                                                      16,600
                     30,000   New York State Environmental Facilities Corporation, Solid Waste Disposal
                              Revenue Refunding Bonds (General Electric Company Project), CP, Series A,
                              3.85% due 10/07/1999                                                                30,000
                              New York State Environmental Quality, CP, Series 1997A:
                     17,350       3.45% due 10/07/1999                                                            17,350
                     20,200       3.30% due 10/12/1999                                                            20,200
                      6,500       3.50% due 10/22/1999                                                             6,500
                     10,000   New York State Environmental Quality, GO, Series G, 3% due 12/08/1999               10,000
                              New York State, GO:
                     15,300       CP, Series V, 3.30% due 10/08/1999                                              15,300
                      3,230       Refunding, Series A, 4% due 3/15/2000                                            3,242
                              New York State, HFA, Revenue Bonds, VRDN, AMT, Series A (f):
                      1,000       (Talleyrand Crescent Housing), 3.75% due 11/01/2028                              1,000
                     23,000       (Tribeca Landing Housing), 3.75% due 11/01/2030                                 23,000
                      6,000   New York State Municipal Water, CP, Series 2, 3.40% due 10/07/1999                   6,000
                              New York State Power Authority, CP:
                     37,450       3.30% due 10/08/1999                                                            37,450
                     23,300       3.35% due 10/15/1999                                                            23,300
                     22,700       3.55% due 11/05/1999                                                            22,700
                     17,200       Series 1, 3.35% due 10/20/1999                                                  17,200
                     16,250       Series 4, 3.35% due 10/14/1999                                                  16,250
                     42,940   New York State Power Authority, Revenue and General Purpose Bonds
                              (Junior Lien), 3.55% due 3/01/2000                                                  42,940
                              New York State Thruway Authority, General Revenue Bonds, VRDN (f):
                     10,245       3.90% due 1/01/2024 (b)                                                         10,245
                      2,200       Series D, 3.85% due 1/01/2024                                                    2,200
                              Northport-East Northport, New York, Unified Free School District, GO, BAN:
                      4,300       4.125% due 6/02/2000                                                             4,312
                      4,000       4.25% due 6/02/2000                                                              4,014
                     16,017   Oneida County, New York, GO, BAN, 3.50% due 4/21/2000                               16,048
                      3,965   Oswego County, New York, IDA, Civic Facility Revenue Bonds (O H Properties
                              Inc. Project), VRDN, Series A, 3.85% due 6/01/2024 (f)                               3,965



CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONCLUDED)                                         (IN THOUSANDS)
                      Face                                                                                     Value
State                Amount                            Issue                                                 (Note 1a)
New York                      Oyster Bay, New York, Refunding, GO, BAN:
(concluded)         $ 2,000       Series A, 3.50% due 4/28/2000                                               $    2,004
                      4,760       Series B, 3.50% due 4/28/2000                                                    4,770
                      3,900   Penfield Perinton, New York, Fire District, GO, BAN, 3.50% due 12/30/1999            3,903
                      3,000   Plainview Old Bethpage, New York, Central School District, GO, TAN, 4% due
                              6/30/2000                                                                            3,010
                      9,765   Port Authority of New York and New Jersey, FLOATS, Series SG-52, 3.81% due
                              3/01/2016 (f)                                                                        9,765
                              Port Authority of New York and New Jersey, Special Obligation Revenue
                              Bonds (f):
                     16,830       FLOATS, Series SG-93, 3.81% due 12/01/2015                                      16,830
                      4,200       MSTR, VRDN, Series SGA-69, 4.05% due 12/01/2022 (e)                              4,200
                              Port Authority of New York and New Jersey, Special Obligation Revenue
                              Refunding Bonds (Versatile Structure Obligation), VRDN, AMT (f):
                     22,600       Series 1R, 4% due 8/01/2028                                                     22,600
                      3,600       Series 4, 3.95% due 4/01/2024                                                    3,600
                      8,506   Prattsburgh, New York, Central School District, GO, BAN, 4% due 7/27/2000            8,530
                      7,050   Saint Regis Falls, New York, Central School District, GO, BAN, 4.25% due
                              8/25/2000                                                                            7,081
                     13,500   Sayville, New York, Unified Free School District, GO, TAN, 4% due 6/29/2000         13,544
                      4,500   Schenectady County, New York, IDA, IDR (Super Steel Inc. Project), VRDN,
                              Series A, 3.80% due 5/01/2006 (f)                                                    4,500
                      6,785   Schuylerville, New York, Central School District, GO, BAN, 4.25% due 7/21/2000       6,821
                     10,975   Syracuse, New York, IDA, Civic Facility Revenue Bonds (Community
                              Development Properties-Larned Project), VRDN, 3.85% due 4/01/2018 (f)               10,975
                      9,500   West Babylon, New York, Unified Free School District, GO, TAN, 4% due
                              6/29/2000                                                                            9,531

                              Total Investments (Cost--$1,680,773*)--99.4%                                     1,680,773

                              Other AssetsLess Liabilities--0.6%                                                   9,593
                                                                                                              ----------
                              Net Assets--100.0%                                                              $1,690,366
                                                                                                              ==========


(a)AMBAC Insured.
(b)FGIC Insured.
(c)FNMA Collateralized.
(d)FSA Insured.
(e)MBIA Insured.
(f)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 1999.
(g)Escrowed to maturity.
(h)Prerefunded.
  *Cost for Federal income tax purposes.

   See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 1999
Assets:
Investments, at value (identified cost--$1,680,772,873) (Note 1a)                                        $ 1,680,772,873
Cash                                                                                                              34,307
Interest receivable                                                                                           10,290,807
Prepaid registration fees and other assets (Note 1d)                                                              14,172
                                                                                                         ---------------
Total assets                                                                                               1,691,112,159
                                                                                                         ---------------
Liabilities:
Payables:
 Distributor (Note 2)                                                              $       424,970
 Investment adviser (Note 2)                                                               119,766
 Dividends to shareholders (Note 1e)                                                           668
 Beneficial interest redeemed                                                                  176               545,580
                                                                                   ---------------
Accrued expenses and other liabilities                                                                           200,107
                                                                                                         ---------------
Total liabilities                                                                                                745,687
                                                                                                         ---------------
Net Assets                                                                                               $ 1,690,366,472
                                                                                                         ===============
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized                                                                                               $   169,116,818
Paid-in capital in excess of par                                                                           1,521,970,843
Accumulated realized capital losses--net (Note 4)                                                               (721,189)
                                                                                                         ---------------
Net Assets--Equivalent to $1.00 per share based on 1,691,168,181 shares of
beneficial interest outstanding                                                                          $ 1,690,366,472
                                                                                                         ===============

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999
Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                 $    27,965,977

Expenses:
Investment advisory fees (Note 2)                                                 $      3,689,799
Distribution fees (Note 2)                                                               1,073,694
Transfer agent fees (Note 2)                                                               121,855
Accounting services (Note 2)                                                                58,449
Custodian fees                                                                              50,143
Professional fees                                                                           30,507
Printing and shareholder reports                                                            27,210
Registration fees (Note 1d)                                                                 23,542
Pricing fees                                                                                 8,451
Trustees' fees and expenses                                                                  5,599
Other                                                                                        7,889
                                                                                   ---------------
Total expenses                                                                                                 5,097,138
                                                                                                         ---------------
Investment income--net                                                                                        22,868,839
Realized Gain on Investments--Net (Note 1c)                                                                        6,818
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $    22,875,657
                                                                                                         ===============
See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                     For the Six             For the
                                                                                     Months Ended           Year Ended
                                                                                    September 30,           March 31,
                                                                                         1999                  1999
Increase (Decrease) in Net Assets:
Operations:
Investment income--net                                                             $    22,868,839       $    43,549,939
Realized gain on investments--net                                                            6,818                85,670
                                                                                   ---------------       ---------------
Net increase in net assets resulting from operations                                    22,875,657            43,635,609
                                                                                   ---------------       ---------------
Dividends to Shareholders (Note 1e):
Investment income--net                                                                 (22,868,839)          (43,549,939)
                                                                                   ---------------       ---------------
Net decrease in net assets resulting from dividends to shareholders                    (22,868,839)          (43,549,939)
                                                                                   ---------------       ---------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                     2,798,876,997         5,600,735,277
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e)                                                                     22,868,492            43,549,800
                                                                                   ---------------       ---------------
                                                                                     2,821,745,489         5,644,285,077
Cost of shares redeemed                                                             (2,958,105,797)       (5,373,671,366)
                                                                                   ---------------       ---------------
Net increase (decrease) in net assets derived from beneficial
interest transactions                                                                 (136,360,308)          270,613,711
                                                                                   ---------------       ---------------
Net Assets:
Total increase (decrease) in net assets                                              (136,353,490)           270,699,381
Beginning of period                                                                  1,826,719,962         1,556,020,581
                                                                                   ---------------       ---------------
End of period                                                                      $ 1,690,366,472       $ 1,826,719,962
                                                                                   ===============       ===============

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derived
from information provided in the financial statements.   For the Six
                                                        Months Ended             For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                Sept. 30, 1999     1999         1998         1997        1996
Per Share Operating Performance:
Net asset value, beginning of period                     $     1.00   $     1.00    $     1.00  $     1.00    $     1.00
                                                         ----------   ----------    ----------  ----------    ----------
Investment income--net                                          .01          .03           .03         .03           .03
Realized gain (loss) on investments--net                         --++         --++          --++        --++          --++
                                                         ----------   ----------    ----------  ----------    ----------
Total from investment operations                                .01          .03           .03         .03           .03
                                                         ----------   ----------    ----------  ----------    ----------
Less dividends from investment income--net                     (.01)        (.03)         (.03)       (.03)         (.03)
                                                         ----------   ----------    ----------  ----------    ----------
Net asset value, end of period                           $     1.00   $     1.00    $     1.00  $     1.00    $     1.00
                                                         ==========   ==========    ==========  ==========    ==========
Total Investment Return                                       2.64%*       2.79%         3.09%       2.94%         3.17%
                                                         ==========   ==========    ==========  ==========    ==========
Ratios to Average Net Assets:
Expenses                                                       .59%*        .61%          .61%        .63%          .64%
                                                         ==========   ==========    ==========  ==========    ==========
Investment income--net                                        2.64%*       2.74%         3.04%       2.88%         3.12%
                                                         ==========   ==========    ==========  ==========    ==========
Supplemental Data:
Net assets, end of period (in thousands)                 $1,690,366   $1,826,720    $1,556,021  $1,236,322    $1,132,264
                                                         ==========   ==========    ==========  ==========    ==========

 *Annualized.
++Amount is less than $.01 per share.

  See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
CMA New York Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.


CMA NEW YORK MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.
3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1999, the Fund had a net capital loss carryforward of approximately $732,000, of which $122,000 expires in 2001, $293,000 expires in 2002, $304,000 expires in 2003, $2,000 expires in 2004 and $11,000 expires in 2006. This amount will be available to offset like amounts of any future taxable gains.



CMA NEW YORK MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES


Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Arthur Zeikel--Trustee
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Donald C. Burke--Vice President and Treasurer
William E. Zitelli--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*


[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO [(800) 262-4636].